CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (100,906)	$ (22,964)	$ (1,537,734)	$ (160,235)	$ (252,100)	$ (105,133)	$ (50,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	612	512	1,922	1,649	3,606	1,990	1,055
Net amortization of debt premium and discount	(1,098)	2,616	(1,355)	(2,542)	(4,478)	8,837	9,392
Loss on impairment of goodwill			1,402,989	0
Loss on extinguishment of debt, related parties	0				0	34,013	0
(Gain) loss on financial instruments, net	56,011	2,180	46,236	33,058	51,421	(31,837)	30,670
Return on investments in alternative assets held by Customer ExAlt Trusts	173	551	0	2,000	12,409	8,745	3,683
Investment (income) loss, net	10,811	(2,091)	(487)	42,216	54,010	(15,534)	(132,620)
Non cash interest expense	899	1,796	10,272	5,528	11,223	13,188	11,045
Non cash interest income	(73)	(67)	(220)	(167)	(359)	(881)	(875)
Non cash share-based compensation	2,828	5,007	35,504	6,244	10,085	23,153	107,808
Non cash forfeiture of vested share-based compensation						0	(36,267)
Provision for credit losses	9,383	0	0	18,781	20,580	18,755	0
Provision for deferred taxes	1,072	(273)	0	1,284	(1,072)	0	3,459
Write-off of deferred financing costs for equity	0	0	0	1,258	1,653
Changes in assets and liabilities:
Changes in other assets	10,021	256	(987)	(11,603)	(13,013)	(16,992)	(2,258)
Changes in accounts payable and accrued expenses	(1,002)	(5,198)	16,591	2,216	11,236	5,194	1,977
Changes in other liabilities and deferred revenue	(63)	(45)	(87)	(75)	(319)	(501)	(207)
Net cash used in operating activities	(11,332)	(17,720)	(27,356)	(60,388)	(95,118)	(57,003)	(54,010)
Cash flows from investing activities:
Return of investments in alternative assets held by Customer ExAlt Trusts	13,280	9,476	26,256	27,455	72,551	51,403	20,394
Purchase of investments in alternative assets held by Customer ExAlt Trusts	0	(4,452)	(529)	0	(2,589)	(4,452)	(8,378)
Purchase of premises and equipment	(975)	(720)	(955)	(833)	(2,077)	(4,203)	(3,221)
Proceeds from sale of public equity securities held by Customer ExAlt Trusts	0	0			2,583
Proceeds from sale of put options by Ben			968	0		1,843	0
Purchase of debt securities of related party	(815)	0			0
Purchase of put options by Ben	0	0	0	(7,451)	(7,451)	0	(14,775)
Net cash provided by investing activities	11,490	4,304	25,740	19,171	63,017	44,591	(5,980)
Cash flows from financing activities:
Proceeds from Customer ExAlt Trust loan payable	72,500	0			0
Payments on Customer ExAlt Trust loan payable	(3,822)	0	(5,556)	(6,112)	(17,907)
Issuance of BCH Preferred Series C Unit Accounts to related party	0	14,800			0	14,800	130,200
Payment of deferred financing costs for debt	(8,628)	(100)	0	0	0	(1,114)	(3,207)
Payment of deferred financing costs for equity	0	(185)	(3,153)	0	(6,116)	(517)	(633)
Distribution to noncontrolling interest	0	0	0	(131)	(131)	0	(5,592)
Payment of employee income taxes on restricted equity units	(33)	(1,228)	(116)	(1,024)	(1,125)	(1,464)	(1,554)
Proceeds from borrowings on debt due to related parties						17,950	0
Proceeds from de-SPAC merger			24,761	0
Payment for prepaid forward purchase agreement			(20,038)	0
Payments on debt due to related parties	(4,391)	0	0	(750)	(750)	0	(75,356)
Net cash used in financing activities	55,626	13,287	(5,515)	(13,203)	(34,459)	14,855	43,858
Net decrease in cash, cash equivalents, and restricted cash	55,784	(129)	(7,131)	(54,420)	(66,560)	2,443	(16,132)
Cash, cash equivalents, and restricted cash at beginning of period	20,321	17,878	9,545	76,105	76,105	17,878	34,010
Cash, cash equivalents, and restricted cash at end of period	76,105	17,749	2,414	21,685	9,545	20,321	17,878
Preferred Series B Subclass 2
Cash flows from financing activities:
Redemption of Preferred Unit Accounts	0	0	(1,413)	(1,393)	(4,637)
Preferred Series A Subclass 1
Cash flows from financing activities:
Redemption of Preferred Unit Accounts	$ 0	$ 0	$ 0	$ (3,793)	$ (3,793)
Preferred Series C
Cash flows from financing activities:
Redemption of Preferred Unit Accounts						$ (14,800)	$ 0